Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 55.0%
Angola - 0.7%
Angola Government International Bonds
8.25%, 05/09/2028 (A)	$ 350,000	$ 331,604
8.25%, 05/09/2028 (B)	335,000	317,392
8.75%, 04/14/2032 (B)	910,000	812,929
9.13%, 11/26/2049 (A)	650,000	535,688
		1,997,613
Argentina - 1.6%
Argentina Republic Government International Bonds
0.75% (C), 07/09/2030	2,280,000	1,228,920
3.50% (C), 07/09/2041	2,965,000	1,168,615
4.13% (C), 07/09/2046	4,780,000	2,089,191
		4,486,726
Brazil - 2.9%
Brazil Government International Bonds
7.13%, 05/13/2054	1,100,000	1,083,465
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/2031 - 01/01/2035	BRL 44,383,000	7,149,851
		8,233,316
Cayman Islands - 0.3%
KSA Sukuk Ltd.
5.25%, 06/04/2027 (B)	$ 920,000	930,304
Chile - 1.8%
Bonos de la Tesoreria de la Republica en pesos
6.00%, 04/01/2033 (A)	CLP 3,355,000,000	3,648,657
Chile Government International Bonds
2.75%, 01/31/2027	$ 825,000	779,982
3.50%, 01/31/2034	850,000	750,009
		5,178,648
China - 0.7%
China Government Bonds
3.27%, 11/19/2030	CNY 12,500,000	1,870,363
Colombia - 1.5%
Colombia Government International Bonds
7.50%, 02/02/2034	$ 1,700,000	1,723,546
8.75%, 11/14/2053	1,150,000	1,220,079
Colombian TES
Series B, 13.25%, 02/09/2033	COP 4,959,000,000	1,392,836
		4,336,461
Cote d'Ivoire - 1.4%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (A)	EUR 850,000	778,526
5.88%, 10/17/2031 (B)	800,000	787,878
6.88%, 10/17/2040 (B)	1,000,000	906,601
8.25%, 01/30/2037 (B)	$ 1,600,000	1,548,445
		4,021,450
Czech Republic - 1.0%
Czech Republic Government Bonds
Series 142, 1.95%, 07/30/2037	CZK 83,030,000	2,833,712
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 1.6%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	$ 1,850,000	$ 1,686,961
10.75%, 06/01/2036 (B)	DOP 33,300,000	574,418
11.25%, 09/15/2035 (B)	131,900,000	2,329,334
		4,590,713
Ecuador - 0.4%
Ecuador Government International Bonds
5.00% (C), 07/31/2040 (B)	$ 2,190,000	1,056,199
Egypt - 1.0%
Egypt Government International Bonds
5.80%, 09/30/2027 (B)	860,000	785,008
7.30%, 09/30/2033 (B)	640,000	515,200
8.70%, 03/01/2049 (B)	2,170,000	1,668,099
		2,968,307
El Salvador - 0.6%
El Salvador Government International Bonds
0.25%, 04/17/2030 (B)	2,900,000	81,200
9.25%, 04/17/2030 (B)	1,900,000	1,724,125
		1,805,325
Ghana - 0.5%
Ghana Government International Bonds
7.63%, 05/16/2029 (B)(D)(E)	1,500,000	755,437
7.88%, 02/11/2035 (A)(D)(E)	1,110,000	565,268
		1,320,705
Guatemala - 0.2%
Guatemala Government Bonds
6.55%, 02/06/2037 (B)(F)	600,000	603,378
Hungary - 2.6%
Hungary Government Bonds
3.00%, 10/27/2038	HUF 1,120,340,000	2,103,901
4.75%, 11/24/2032	1,094,310,000	2,725,197
Hungary Government International Bonds
5.50%, 03/26/2036 (B)	$ 715,000	700,720
6.25%, 09/22/2032 (B)	1,650,000	1,725,941
		7,255,759
Indonesia - 3.4%
Indonesia Government International Bonds
4.55%, 01/11/2028	1,875,000	1,855,490
Indonesia Treasury Bonds
7.13%, 06/15/2038	IDR 32,804,000,000	2,028,401
8.25%, 05/15/2036	26,291,000,000	1,776,227
8.38%, 03/15/2034	42,296,000,000	2,855,751
Series FR73, 8.75%, 05/15/2031	17,885,000,000	1,207,193
		9,723,062
Malaysia - 0.3%
Malaysia Government Bonds
4.70%, 10/15/2042	MYR 3,555,000	842,489
Mexico - 4.0%
Mexico Bonos
7.75%, 11/23/2034	MXN 31,330,000	1,462,812
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
8.00%, 07/31/2053	MXN 52,066,000	$ 2,252,467
Series M 30, 10.00%, 11/20/2036	73,030,000	3,985,155
Mexico Government International Bonds
6.35%, 02/09/2035	$ 3,410,000	3,497,444
		11,197,878
Morocco - 0.4%
Morocco Government International Bonds
3.00%, 12/15/2032 (B)	1,535,000	1,259,971
Nigeria - 0.5%
Nigeria Government International Bonds
6.50%, 11/28/2027 (B)	1,650,000	1,517,690
Oman - 0.2%
Oman Government International Bonds
6.25%, 01/25/2031 (B)	625,000	652,681
Pakistan - 0.9%
Pakistan Government International Bonds
6.88%, 12/05/2027 (B)	1,920,000	1,644,574
8.88%, 04/08/2051 (B)	1,050,000	786,713
		2,431,287
Panama - 0.8%
Panama Government International Bonds
7.88%, 03/01/2057 (G)	900,000	956,571
8.88%, 09/30/2027	1,100,000	1,196,076
		2,152,647
Papua New Guinea - 0.3%
Papua New Guinea Government International Bonds
8.38%, 10/04/2028 (A)	815,000	789,339
Peru - 2.0%
Peru Government Bonds
6.15%, 08/12/2032	PEN 4,962,000	1,289,161
7.60%, 08/12/2039 (A)	13,186,000	3,603,097
Peru Government International Bonds
6.90%, 08/12/2037 (B)	2,814,000	731,497
		5,623,755
Poland - 3.8%
Bank Gospodarstwa Krajowego
6.25%, 07/09/2054 (B)	$ 2,225,000	2,326,905
Republic of Poland Government Bonds
Series 0432, 1.75%, 04/25/2032	PLN 10,257,000	2,016,693
Series 0726, 2.50%, 07/25/2026	10,856,000	2,614,618
Series 0728, 7.50%, 07/25/2028	7,702,000	2,104,088
Republic of Poland Government International Bonds
5.50%, 11/16/2027 - 03/18/2054	$ 1,830,000	1,824,973
		10,887,277
Republic of South Africa - 4.4%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 11,995,175	591,707
8.50%, 01/31/2037	42,741,000	1,911,934
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of South Africa (continued)
Series 2044, 8.75%, 01/31/2044 - 02/28/2048	ZAR 63,605,549	R 2,719,933
8.88%, 02/28/2035	30,933,000	1,478,839
11.63%, 03/31/2053	38,375,000	2,128,772
Republic of South Africa Government International Bonds
5.75%, 09/30/2049	$ 3,945,000	3,039,623
6.30%, 06/22/2048	865,000	720,513
		12,591,321
Romania - 1.1%
Romania Government Bonds
7.35%, 04/28/2031	RON 5,365,000	1,215,888
Romania Government International Bonds
6.63%, 02/17/2028 (B)	$ 600,000	619,500
7.63%, 01/17/2053 (B)	1,080,000	1,193,457
		3,028,845
Saudi Arabia - 2.1%
Saudi Government International Bonds
4.50%, 10/26/2046 (B)	965,000	817,008
4.63%, 10/04/2047 (B)	593,000	508,764
5.75%, 01/16/2054 (B)	4,865,000	4,764,251
		6,090,023
Serbia - 0.7%
Serbia International Bonds
6.00%, 06/12/2034 (B)	600,000	598,140
6.50%, 09/26/2033 (B)	1,455,000	1,504,237
		2,102,377
Sri Lanka - 0.3%
Sri Lanka Government International Bonds
6.20%, 05/11/2027 (A)(D)(E)	1,705,000	945,259
Supranational - 1.7%
Asian Development Bank
6.20%, 10/06/2026	INR 38,300,000	453,192
11.20%, 01/31/2025	COP 2,792,000,000	685,421
Asian Infrastructure Investment Bank
6.00%, 12/08/2031 (A)	INR 96,500,000	1,074,778
European Bank for Reconstruction & Development
Zero Coupon, 02/13/2031	TRY 89,000,000	172,408
6.25%, 04/11/2028	INR 89,900,000	1,052,492
International Bank for Reconstruction & Development
12.50%, 02/21/2025	KZT 418,000,000	872,016
13.50%, 07/03/2025	204,000,000	428,468
		4,738,775
Suriname - 0.9%
Suriname Government International Bonds
PIK Rate 3.00%, Cash Rate 4.95%, 7.95%, 07/15/2033 (B)(H)	$ 1,180,000	1,138,700
9.00% (I), 12/31/2050 (B)	1,475,000	1,275,875
		2,414,575
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Trinidad and Tobago - 0.6%
Trinidad & Tobago Government International Bonds
6.40%, 06/26/2034 (B)	$ 1,570,000	$ 1,586,786
Tunisia - 0.4%
Tunisian Republic
5.75%, 01/30/2025 (A)	1,200,000	1,152,174
Turkey - 4.5%
Hazine Mustesarligi Varlik Kiralama AS
8.51%, 01/14/2029 (B)	1,400,000	1,492,750
Istanbul Metropolitan Municipality
10.50%, 12/06/2028 (B)	1,745,000	1,882,637
Turkiye Garanti Bankasi AS
5-Year CMT + 4.09%, 8.38% (I), 02/28/2034 (B)	1,010,000	1,012,477
Turkiye Government Bonds
12.60%, 10/01/2025	TRY 152,883,000	3,522,272
Turkiye Government International Bonds
6.00%, 03/25/2027	$ 2,040,000	2,030,234
7.13%, 07/17/2032	570,000	568,992
7.63%, 05/15/2034 (G)	1,270,000	1,303,433
Turkiye Is Bankasi AS
7.75%, 06/12/2029 (B)	800,000	809,000
		12,621,795
Ukraine - 0.9%
Ukraine Government International Bonds
7.75%, 09/01/2026 - 09/01/2027 (A)	5,370,000	1,786,535
7.75% (I), 08/01/2041 (A)	1,050,000	644,175
		2,430,710
Uruguay - 1.0%
Uruguay Government International Bonds
3.40%, 05/16/2045	UYU 55,415,839	1,354,457
9.75%, 07/20/2033	55,797,000	1,390,079
		2,744,536
Venezuela - 0.1%
Venezuela Government International Bonds
9.00%, 05/07/2023 (A)(D)(E)	$ 1,560,000	238,003
Zambia - 0.9%
Zambia Government Bonds
Series 15Y, 14.00%, 06/01/2035 - 12/26/2038	ZMW 31,605,000	670,623
Zambia Government International Bonds
0.50%, 12/31/2053 (B)	$ 1,710,000	861,413
0.50%, 12/31/2053 (A)	802,384	404,201
5.75% (C), 06/30/2033 (A)	854,687	747,851
		2,684,088
Total Foreign Government Obligations (Cost $154,513,561)		155,936,322
CORPORATE DEBT SECURITIES - 39.4%
Argentina - 0.7%
Telecom Argentina SA
9.50%, 07/18/2031 (B)	1,040,000	1,028,498
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Argentina (continued)
YPF SA
9.50%, 01/17/2031 (B)	$ 1,000,000	$ 1,028,423
		2,056,921
Brazil - 0.3%
Samarco Mineracao SA
PIK Rate 9.00%, Cash Rate 9.00%, 06/30/2031 (A)(H)	818,000	757,892
Canada - 0.6%
First Quantum Minerals Ltd.
8.63%, 06/01/2031 (B)	1,600,000	1,592,065
Cayman Islands - 2.6%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	1,200,000	832,089
C&W Senior Finance Ltd.
6.88%, 09/15/2027 (B)	1,400,000	1,367,811
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026 (A)	650,000	68,250
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031 (B)	1,100,000	1,156,375
Meituan
3.05%, 10/28/2030 (B)	1,010,000	891,384
3.05%, 10/28/2030 (A)(G)	300,000	264,768
Melco Resorts Finance Ltd.
5.75%, 07/21/2028 (B)	800,000	749,233
MGM China Holdings Ltd.
7.13%, 06/26/2031 (B)	740,000	747,680
Sands China Ltd.
3.80%, 01/08/2026	490,000	475,522
5.40%, 08/08/2028	700,000	689,951
		7,243,063
Chile - 1.9%
AES Andes SA
6.30%, 03/15/2029 (B)(G)	1,000,000	1,016,573
Alfa Desarrollo SpA
4.55%, 09/27/2051 (B)	1,405,011	1,063,577
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029 (B)	1,050,000	1,063,633
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036 (B)	1,150,000	1,202,530
Falabella SA
3.75%, 10/30/2027 (A)	295,000	276,887
Telefonica Moviles Chile SA
3.54%, 11/18/2031 (B)	1,000,000	811,594
		5,434,794
Colombia - 0.9%
Banco GNB Sudameris SA
Fixed until 04/16/2026, 7.50% (I), 04/16/2031 (B)	800,000	729,703
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (B)	760,000	649,299
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia (continued)
Ecopetrol SA
8.38%, 01/19/2036	$ 650,000	$ 646,795
8.63%, 01/19/2029	400,000	424,361
		2,450,158
Czech Republic - 0.4%
Energo-Pro AS
11.00%, 11/02/2028 (B)	1,050,000	1,123,364
Dominican Republic - 0.3%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034 (B)	750,000	773,768
Georgia - 0.3%
Bank of Georgia JSC
Fixed until 07/16/2029 (B)(J), 9.50% (I)	1,000,000	974,190
Guatemala - 0.2%
CT Trust
5.13%, 02/03/2032 (B)	805,000	718,471
Hong Kong - 0.5%
AIA Group Ltd.
5.38%, 04/05/2034 (B)	1,000,000	1,003,058
Vanke Real Estate Hong Kong Co. Ltd.
3.98%, 11/09/2027 (A)	660,000	411,576
		1,414,634
India - 1.2%
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027 (B)	1,030,000	973,302
Adani Transmission Step-One Ltd.
4.00%, 08/03/2026 (A)	1,090,000	1,047,341
Sammaan Capital Ltd.
9.70%, 07/03/2027 (B)	1,400,000	1,396,780
		3,417,423
Indonesia - 0.8%
Freeport Indonesia PT
6.20%, 04/14/2052 (B)	1,500,000	1,502,709
Indofood CBP Sukses Makmur Tbk. PT
4.75%, 06/09/2051 (A)	1,000,000	824,940
		2,327,649
Ireland - 0.3%
ASG Finance DAC
9.75%, 05/15/2029 (B)(G)	700,000	701,380
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (B)(J), 7.60% (I)	640,000	23,120
		724,500
Israel - 0.3%
Leviathan Bond Ltd.
6.75%, 06/30/2030 (A)	1,000,000	896,776
Jersey, Channel Islands - 0.5%
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (A)	1,620,800	1,400,925
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Kazakhstan - 0.4%
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (A)	$ 600,000	$ 565,064
6.38%, 10/24/2048 (B)	520,000	489,723
		1,054,787
Luxembourg - 5.2%
Chile Electricity Lux MPC SARL
6.01%, 01/20/2033 (B)	1,061,500	1,083,791
CSN Resources SA
4.63%, 06/10/2031 (B)	1,215,000	968,698
5.88%, 04/08/2032 (B)	350,000	292,321
EIG Pearl Holdings SARL
4.39%, 11/30/2046 (B)	1,860,000	1,465,680
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (B)	1,700,000	1,698,234
Guara Norte SARL
5.20%, 06/15/2034 (B)	852,994	792,553
Kenbourne Invest SA
4.70%, 01/22/2028 (A)	1,254,000	706,942
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (B)	1,768,652	1,636,628
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (B)	700,000	642,422
Movida Europe SA
7.85%, 04/11/2029 (B)(G)	1,940,000	1,819,869
Puma International Financing SA
7.75%, 04/25/2029 (B)	1,340,000	1,357,440
Raizen Fuels Finance SA
6.95%, 03/05/2054 (B)	1,000,000	1,033,003
Tierra Mojada Luxembourg II SARL
5.75%, 12/01/2040 (A)	1,284,334	1,179,652
		14,677,233
Mexico - 4.3%
Banco Mercantil del Norte SA
Fixed until 01/24/2032 (B)(J), 6.63% (I)	700,000	635,103
Fixed until 10/14/2030 (A)(J), 8.38% (I)	875,000	897,847
BBVA Bancomer SA
Fixed until 06/29/2033, 8.45% (I), 06/29/2038 (B)	1,000,000	1,056,111
Cemex SAB de CV
5.20%, 09/17/2030 (B)	730,000	713,592
CIBANCO SA Institucion de Banca Multiple Trust
4.38%, 07/22/2031 (B)	1,600,000	1,290,599
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/2051 (B)	1,200,000	883,970
Petroleos Mexicanos
6.50%, 03/13/2027	2,550,000	2,452,974
6.63%, 06/15/2035	470,000	364,886
6.70%, 02/16/2032	935,000	797,408
7.19%, 09/12/2024 (A)	MXN 14,090,000	750,035
7.69%, 01/23/2050	$ 3,145,000	2,310,425
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028 (B)	$ 165,000	$ 101,167
6.38%, 09/20/2028 (A)	30,000	18,394
		12,272,511
Morocco - 0.4%
OCP SA
7.50%, 05/02/2054 (B)	970,000	1,002,738
Multi-National - 0.4%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US
PIK Rate 1.50%, Cash Rate 9.00%, 05/25/2027	1,024,847	1,018,491
Netherlands - 3.8%
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (B)	200,000	172,991
8.50%, 01/12/2031 (B)	1,080,000	1,116,467
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (B)	1,725,000	1,681,185
8.00%, 09/18/2027 (A)	350,000	341,110
Minejesa Capital BV
4.63%, 08/10/2030 (B)	929,800	898,091
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (B)	754,736	724,097
Prosus NV
3.68%, 01/21/2030 (B)	685,000	613,077
4.19%, 01/19/2032 (B)	1,305,000	1,162,704
4.99%, 01/19/2052 (B)	1,415,000	1,111,452
VEON Holdings BV
3.38%, 11/25/2027 (A)	810,000	657,720
4.00%, 04/09/2025 (B)	1,110,000	1,036,463
Yinson Boronia Production BV
8.95%, 07/31/2042 (B)	1,200,000	1,219,440
		10,734,797
Nigeria - 0.4%
SEPLAT Energy PLC
7.75%, 04/01/2026 (B)	1,200,000	1,183,937
Northern Mariana Islands - 0.8%
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (B)	1,250,000	1,240,625
HTA Group Ltd.
7.50%, 06/04/2029 (B)(G)	1,130,000	1,133,200
		2,373,825
Peru - 1.0%
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.55%, 09/18/2033 (B)	1,230,000	1,342,186
Peru LNG SRL
5.38%, 03/22/2030 (A)	1,150,000	1,012,204
Petroleos del Peru SA
5.63%, 06/19/2047 (B)	465,000	296,871
5.63%, 06/19/2047 (A)	405,000	258,565
		2,909,826
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Qatar - 0.1%
QatarEnergy
3.13%, 07/12/2041 (B)	$ 450,000	$ 340,531
Republic of Korea - 0.2%
Woori Bank
Fixed until 07/24/2029 (B)(J), 6.38% (I)	590,000	590,263
Republic of South Africa - 0.3%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 20,000,000	839,267
Saudi Arabia - 0.8%
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (B)	$ 2,370,000	2,314,326
Singapore - 0.8%
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (B)	1,161,300	1,180,623
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/2029 (B)	1,105,000	1,161,835
		2,342,458
Spain - 0.3%
AI Candelaria Spain SA
5.75%, 06/15/2033 (B)	1,075,000	876,801
Thailand - 0.4%
Bangkok Bank PCL
Fixed until 09/23/2031, 3.47% (I), 09/23/2036 (B)	1,000,000	854,898
Fixed until 09/23/2031, 3.47% (I), 09/23/2036 (A)	300,000	256,469
		1,111,367
Turkey - 1.6%
Eregli Demir ve Celik Fabrikalari TAS
8.38%, 07/23/2029 (B)	560,000	565,555
TAV Havalimanlari Holding AS
8.50%, 12/07/2028 (B)	980,000	1,008,346
Ulker Biskuvi Sanayi AS
7.88%, 07/08/2031 (B)	1,765,000	1,798,094
Yapi ve Kredi Bankasi AS
Fixed until 04/04/2029 (B)(J), 9.74% (I)	1,280,000	1,287,328
		4,659,323
Ukraine - 0.4%
VF Ukraine PAT via VFU Funding PLC
6.20%, 02/11/2025 (B)	1,150,000	1,020,510
United Arab Emirates - 0.3%
Sweihan PV Power Co. PJSC
3.63%, 01/31/2049 (B)	1,085,497	878,303
United Kingdom - 3.2%
Energean PLC
6.50%, 04/30/2027 (B)	1,430,000	1,406,834
Sisecam UK PLC
8.63%, 05/02/2032 (B)	1,300,000	1,325,298
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Standard Chartered PLC
Fixed until 07/06/2026, 6.19% (I), 07/06/2027 (B)	$ 650,000	$ 660,925
Fixed until 03/08/2030 (B)(J), 7.88% (I)	1,400,000	1,418,670
Trident Energy Finance PLC
12.50%, 11/30/2029 (B)	880,000	914,320
Tullow Oil PLC
7.00%, 03/01/2025 (A)	500,000	487,073
10.25%, 05/15/2026 (B)	932,000	899,899
WE Soda Investments Holding PLC
9.38%, 02/14/2031 (B)	1,780,000	1,833,400
		8,946,419
United States - 1.8%
Kosmos Energy Ltd.
7.75%, 05/01/2027 (B)	1,050,000	1,029,405
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029 (B)	700,000	635,547
8.45%, 07/27/2030 (B)	600,000	639,479
Sasol Financing USA LLC
4.38%, 09/18/2026 (G)	425,000	406,715
5.50%, 03/18/2031	650,000	563,732
SierraCol Energy Andina LLC
6.00%, 06/15/2028 (A)	1,215,000	1,092,144
Stillwater Mining Co.
4.00%, 11/16/2026 (A)	770,000	712,346
		5,079,368
Venezuela - 0.5%
Petroleos de Venezuela SA
6.00%, 05/16/2024 - 11/15/2026 (A)(D)(E)	3,730,000	420,765
8.50%, 10/27/2020 (A)(D)(E)	1,195,000	1,075,500
		1,496,265
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Virgin Islands, British - 0.2%
Studio City Finance Ltd.
6.50%, 01/15/2028 (A)	$ 740,000	$ 709,052
Total Corporate Debt Securities (Cost $112,130,872)		111,738,991

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (K)	5,570,600	5,570,600
Total Other Investment Company (Cost $5,570,600)		5,570,600

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 2.50% (K), dated 07/31/2024, to be repurchased at $10,828,775 on 08/01/2024. Collateralized by U.S. Government Obligations, 0.25% - 5.00%, due 09/30/2025, and with a total value of $11,044,015.	$ 10,827,271	10,827,271
Total Repurchase Agreement (Cost $10,827,271)		10,827,271
Total Investments (Cost $283,042,304)		284,073,184
Net Other Assets (Liabilities) - (0.2)%		(633,958)
Net Assets - 100.0%		$ 283,439,226
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/30/2024	USD	1,131,707	CZK	26,532,080	$977	$—
BCLY	08/30/2024	USD	5,017,320	EUR	4,632,156	—	(3,298)
BCLY	08/30/2024	USD	1,749,016	PLN	6,941,392	—	(1,639)
BCLY	08/30/2024	PLN	849,050	USD	213,934	200	—
HSBC	08/02/2024	USD	4,654,538	BRL	26,197,580	23,904	—
HSBC	08/02/2024	USD	4,626,831	BRL	26,197,580	—	(3,803)
HSBC	08/02/2024	BRL	26,197,580	USD	4,740,099	—	(109,465)
HSBC	08/02/2024	BRL	26,197,580	USD	4,626,831	3,803	—
HSBC	08/30/2024	THB	105,125,082	USD	2,930,316	26,477	—
HSBC	09/04/2024	BRL	15,612,569	USD	2,756,505	—	(6,146)
MSC	08/08/2024	USD	2,841,000	CLP	2,714,433,450	—	(40,716)
MSC	08/08/2024	CLP	2,722,956,450	USD	2,841,000	49,765	—
MSC	08/30/2024	ZAR	27,677,080	USD	1,495,231	20,663	—
Total						$125,789	$(165,067)
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (L)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$155,936,322	$—	$155,936,322
Corporate Debt Securities	—	111,738,991	—	111,738,991
Other Investment Company	5,570,600	—	—	5,570,600
Repurchase Agreement	—	10,827,271	—	10,827,271
Total Investments	$5,570,600	$278,502,584	$—	$284,073,184
Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$125,789	$—	$125,789
Total Other Financial Instruments	$—	$125,789	$—	$125,789
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(165,067)	$—	$(165,067)
Total Other Financial Instruments	$—	$(165,067)	$—	$(165,067)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the total value of the Regulation S securities is $34,335,392, representing
12.1% of the Fund's net assets.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $131,320,733, representing 46.3% of the
Fund's net assets.

(C)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2024; the maturity date disclosed is the ultimate maturity date.
(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2024, the value of this security is
$4,000,232, representing 1.4% of the Fund's net assets.

(E)	Non-income producing security.
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)
All or a portion of the security is on loan. The total value of the securities on loan is $6,430,041, collateralized by cash collateral of $5,570,600 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $995,693. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(H)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(I)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Rate disclosed reflects the yield at July 31, 2024.
(L)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(M)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
KZT	Kazakhstan Tenge
MXN	Mexico Peso
MYR	Malaysia Ringgit
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
THB	Thailand Baht
TRY	Turkish New Lira
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
ZMW	Zambian Kwacha
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
HSBC	HSBC Bank USA
MSC	Morgan Stanley & Co.
PORTFOLIO ABBREVIATION(S):
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
Transamerica Funds

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Emerging Markets Debt (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds